Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Schedule of Key Management Personnel Compensation
Compensation	of Key Management Personnel

	For the Three Months Ended March 31
	2018	2019
Short-term employee benefits	$709,712	$552,718
Post-employment benefits	41,709	28,644
Share-based payments	672,664	283,108

	$1,424,085	$864,470

Compensation of Key Management Personnel

	For the Year Ended December 31
	2016	2017	2018
Short-term employee benefits	$2,276,467	$3,203,745	$2,833,520
Post-employment benefits	75,989	125,237	140,474
Share-based payments	1,078,054	801,701	791,310

	$3,430,510	$4,130,683	$3,765,304